INCOME TAXES - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 1,544	$ 3,378
Allowance for doubtful accounts	333	323
Share-based compensation	1,451	941
Bonus accrual	440	599
Inventory	130	53
Intangible assets	1,129	1,152
Other	0	140
Gross deferred tax assets	5,028	6,587
Valuation allowance	0	0
Net deferred tax assets	5,028	6,587
Deferred tax liabilities
Depreciation on property, plant, and equipment	(11,391)	(8,958)
Withholding tax on unremitted earnings	(264)	(72)
Other	0	(742)
Deferred tax liabilities	(11,655)	(9,772)
Net deferred liabilities	$ (6,627)	$ (3,185)